10.31 Targeted International Funds Retail Combo PRO-05 | Fidelity® Nordic Fund
Fund Summary Fund: Fidelity® Nordic Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Nordic Fund}	10.31 Targeted International Funds Retail Combo PRO-05 Fidelity® Nordic Fund Fidelity Nordic Fund-Default
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Nordic Fund}	10.31 Targeted International Funds Retail Combo PRO-05 Fidelity® Nordic Fund Fidelity Nordic Fund-Default
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.99%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Nordic Fund}	10.31 Targeted International Funds Retail Combo PRO-05 Fidelity® Nordic Fund Fidelity Nordic Fund-Default USD ($)
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.
  Normally investing primarily in common stocks.
  Allocating investments across different Nordic countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the Nordic Region. Because the fund concentrates its investments in the Nordic region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Nordic region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.00%	June 30, 2009
Lowest Quarter Return	-30.46%	September 30, 2008
Year-to-Date Return	3.48%	September 30, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-05 - Fidelity® Nordic Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Nordic Fund-Default | Return Before Taxes	11.49%	8.91%	7.80%
Fidelity Nordic Fund-Default | After Taxes on Distributions	11.28%	8.31%	7.27%
Fidelity Nordic Fund-Default | After Taxes on Distributions and Sales	6.92%	6.93%	6.37%
FTSE® Capped Nordic Index(reflects no deduction for fees, expenses, or taxes)	3.18%	5.15%	7.27%